Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Total intangible assets	$ 27,842	$ 28,044
IPR&D related to TyrNovo (see 4A below) [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets	6,172	6,172
IPR&D related to Famewave (see 4B below) [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets	14,310	14,310
IPR&D related to Immunorizon (see 4C below) [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets	7,360	7,360
IPR&D related to Purple GmbH [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets		$ 202